Regulatory Capital Requirements (Details) $ in Thousands		Dec. 31, 2023 USD ($) Classification	Dec. 31, 2022 USD ($)
Trustco Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations Information [Abstract]
Number of classifications for prompt corrective action regulations provide | Classification		5
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 636,327	$ 609,998
Common equity Tier 1 capital		636,327	609,998
Tier 1 risk-based capital		636,327	609,998
Total risk-based capital		$ 679,924	$ 651,462
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		0.10428	0.10116
Common equity Tier 1 capital, ratio		0.1828	0.18431
Tier 1 risk-based capital, ratio		0.1828	0.18431
Total risk-based capital, ratio		0.19532	0.19684
Leverage Ratios [Abstract]
Tier 1 leverage ratio, well capitalized	[1]	0.05	0.05
Tier 1 leverage ratio, minimum for capital adequacy plus capital conservation	[1],[2]	0.04	0.04
Common equity Tier 1 capital, well capitalized	[1]	0.065	0.065
Common equity Tier 1 capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.07	0.07
Tier 1 risk-based capital, well capitalized	[1]	0.08	0.08
Tier 1 risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.085	0.085
Total risk-based capital, well capitalized	[1]	0.10	0.10
Total risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.105	0.105
Common equity Tier 1 capital conservation buffer		0.025	0.025
Tier 1 risk based capital ratio, capital conservation buffer		0.025	0.025
Total risk based capital ratio, capital conservation buffer		0.025	0.025
TrustCo Bank Corp NY [Member]
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 657,968	$ 626,628
Common equity Tier 1 capital		657,968	626,628
Tier 1 risk-based capital		657,968	626,628
Total risk-based capital		$ 701,577	$ 668,102
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		0.1078	0.1039
Common equity Tier 1 capital, ratio		0.18896	0.18929
Tier 1 risk-based capital, ratio		0.18896	0.18929
Total risk-based capital, ratio		0.20149	0.20182
Leverage Ratios [Abstract]
Tier 1 leverage ratio, minimum for capital adequacy plus capital conservation	[1],[2]	0.04	0.04
Common equity Tier 1 capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.07	0.07
Tier 1 risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.085	0.085
Total risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.105	0.105
Common equity Tier 1 capital conservation buffer		0.025	0.025
Tier 1 risk based capital ratio, capital conservation buffer		0.025	0.025
Total risk based capital ratio, capital conservation buffer		0.025	0.025

[1]	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized.
[2]	The December 31, 2023 and 2022 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a capital conservation buffer of 2.50 percent.